Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.7%)
Conventional Mortgage-Backed Securities (99.7%)
1,2	Fannie Mae Pool	2.000%	11/1/23–2/1/35	22,232	22,948
1,2,3	Fannie Mae Pool	2.500%	11/1/24–5/1/50	383,932	400,984
1,2,3	Fannie Mae Pool	3.000%	11/1/25–5/1/50	1,244,092	1,316,568
1,2,3	Fannie Mae Pool	3.500%	12/1/20–6/1/50	1,251,873	1,334,330
1,2,3	Fannie Mae Pool	4.000%	5/1/21–5/1/50	923,048	993,859
1,2	Fannie Mae Pool	4.500%	7/1/20–11/1/49	329,571	361,023
1,2	Fannie Mae Pool	5.000%	10/1/20–9/1/49	110,671	123,294
1,2	Fannie Mae Pool	5.500%	8/1/20–2/1/42	45,484	52,235
1,2	Fannie Mae Pool	6.000%	12/1/20–5/1/41	30,453	35,833
1,2	Fannie Mae Pool	6.500%	10/1/21–10/1/39	5,933	6,982
1,2	Fannie Mae Pool	7.000%	12/1/22–10/1/37	434	494
1,2	Fannie Mae Pool	7.500%	11/1/22	2	2
1,2	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	10,864	11,255
1,2	Freddie Mac Gold Pool	2.500%	8/1/22–2/1/43	175,596	184,214
1,2,4,5	Freddie Mac Gold Pool	3.000%	1/1/26–6/1/49	612,592	649,838
1,2	Freddie Mac Gold Pool	3.500%	9/1/25–2/1/49	683,129	730,628
1,2	Freddie Mac Gold Pool	4.000%	10/1/21–6/1/49	439,904	475,281
1,2	Freddie Mac Gold Pool	4.500%	3/1/23–11/1/48	205,927	226,276
1,2	Freddie Mac Gold Pool	5.000%	7/1/20–11/1/48	51,467	57,625
1,2	Freddie Mac Gold Pool	5.500%	4/1/21–6/1/41	40,880	46,781
1,2	Freddie Mac Gold Pool	6.000%	1/1/24–5/1/40	23,998	28,291
1,2	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	2,173	2,502
1,2	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	186	213
1	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	27,458	29,077
1	Ginnie Mae I Pool	3.500%	2/15/26–9/15/49	31,734	34,107
1	Ginnie Mae I Pool	4.000%	7/15/24–6/15/49	35,538	38,293
1,4	Ginnie Mae I Pool	4.500%	8/15/33–7/15/49	47,769	53,092
1	Ginnie Mae I Pool	5.000%	5/15/33–4/15/41	21,223	24,134
1	Ginnie Mae I Pool	5.500%	10/15/32–3/15/40	7,152	8,065
1	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	1,733	1,974
1	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	112	132
1	Ginnie Mae I Pool	7.000%	10/15/27	3	3
1,3	Ginnie Mae II Pool	2.500%	6/20/27–6/1/50	181,086	190,713
1,3,5	Ginnie Mae II Pool	3.000%	10/20/26–6/1/50	991,056	1,052,370
1,3	Ginnie Mae II Pool	3.500%	12/20/25–6/1/50	991,560	1,062,590
1,3	Ginnie Mae II Pool	4.000%	9/20/25–6/1/50	527,132	568,480
1,3	Ginnie Mae II Pool	4.500%	2/20/39–6/1/50	233,377	255,343
1	Ginnie Mae II Pool	5.000%	6/20/33–6/20/49	79,039	87,926
1	Ginnie Mae II Pool	5.500%	11/20/33–7/20/49	10,960	12,395
1	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	4,247	4,919
1	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	646	778
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	59	74
1,2,3	UMBS Pool	2.000%	4/1/23–6/1/50	45,236	46,633
1,2,3	UMBS Pool	2.500%	8/1/34–6/1/50	490,826	509,902
1,2,3	UMBS Pool	3.000%	12/1/26–6/1/50	717,634	756,779

1,2,3	UMBS Pool	3.500%	7/1/26–5/1/50	252,309	268,192
1,2,3	UMBS Pool	4.000%	11/1/33–6/1/50	209,813	226,379
1,2,3	UMBS Pool	4.500%	1/1/49–6/1/50	135,761	148,042
1,2	UMBS Pool	5.000%	3/1/49–12/1/49	35,204	39,067
1,2	UMBS Pool	5.500%	10/1/38–6/1/49	5,027	5,548
					12,486,463
Nonconventional Mortgage-Backed Securities (0.0%)
1,2	Fannie Mae Pool	2.275%	7/1/43	594	613
1,2	Fannie Mae Pool	3.451%	4/1/41	30	31
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.290%	3.414%	12/1/41	52	55
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.310%	3.592%	9/1/37	21	21
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.478%	3.491%	3/1/43	202	206
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.596%	3.334%	6/1/43	95	96
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.627%	3.627%	3/1/38	3	3
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.639%	3.746%	8/1/39	32	33
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.659%	4.269%	10/1/42	82	83
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.684%	4.167%	10/1/37	53	55
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.690%	3.709%	10/1/39	14	15
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.690%	3.975%	9/1/42	222	234
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.700%	3.747%	12/1/40	61	65
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.722%	3.682%	5/1/42	33	35
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.722%	3.932%	11/1/39	13	14
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.771%	3.836%	5/1/42	16	16
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.793%	3.400%	8/1/42	72	73
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.795%	4.072%	3/1/42	32	35
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.805%	3.747%	11/1/41	40	43
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.810%	3.685%	10/1/40	6	6
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.810%	3.810%	12/1/40	2	3
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.813%	3.862%	1/1/42	81	87
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.813%	3.963%	11/1/41	10	11
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.814%	3.918%	12/1/39	64	67
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	3.690%	11/1/40	3	3
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	3.924%	12/1/41	37	39

1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	4.064%	5/1/41	24	26
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.819%	3.838%	3/1/41	71	76
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.823%	3.823%	2/1/41	3	3
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.826%	4.253%	9/1/40	82	87
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.835%	3.856%	1/1/40	1	1
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.850%	4.329%	2/1/42	72	78
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.861%	3.629%	5/1/40	2	2
1,2,6	Fannie Mae Pool, 12M USD LIBOR +
	1.909%	3.659%	4/1/37	5	5
1,2,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.640%	3.802%	11/1/43	132	138
1,2,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.660%	3.711%	10/1/37	7	7
1,2,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.695%	3.695%	2/1/37	10	11
1,2,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.745%	3.750%	12/1/40	12	13
1,2,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.840%	4.590%	6/1/37	22	24
1,2,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.859%	3.929%	2/1/42	14	15
1,2,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.870%	3.986%	12/1/39	8	9
1,2,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.537%	5/1/40	1	1
1,2,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.591%	6/1/40	14	15
1,2,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.698%	6/1/41	25	26
1,2,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.895%	4.323%	9/1/40	32	34
1,2,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.900%	4.735%	6/1/40	11	11
1,2,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.910%	3.910%	2/1/41	53	57
1,2,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 2.085%	4.085%	3/1/38	5	6
1,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.000%	1/20/41–2/20/41	246	261
1,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.125%	11/20/40–12/20/42	243	252
1,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.250%	7/20/41–8/20/41	68	71
1,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	4/20/41	3	3
1,6	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.625%	11/20/40	3	3
1,6	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	2	2
					3,179
Total U.S. Government and Agency Obligations (Cost $12,047,564)					12,489,642

		Shares
Temporary Cash Investment (9.5%)
Money Market Fund (9.5%)
7 Vanguard Market Liquidity Fund (Cost
$1,191,430)	0.307%	11,917,963	1,191,796
Total Investments (109.2%) (Cost $13,238,994)			13,681,438
Other Assets and Liabilities -Net (-9.2%)			(1,152,493)
Net Assets (100%)			12,528,945
Cost is in $000.

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of May 31, 2020.
4 Securities with a value of $235,000 have been segregated as initial margin for open futures contracts.
5 Securities with a value of $329,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
6 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable -rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
CMT —Constant Maturing Treasury Rate.
LIBOR—London Interbank Offered Rate.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	September 2020	(215)	(27,009)	(40)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Mortgage-Backed Securities Index Fund

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At May 31, 2020, counterparties had deposited in segregated accounts cash of $260,000 in connection with TBA transactions.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage -dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage -backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

Mortgage-Backed Securities Index Fund

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	12,489,642	—	12,489,642
Temporary Cash Investments	1,191,796	—	—	1,191,796
Total	1,191,796	12,489,642	—	13,681,438
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	49	—	—	49
1 Represents variation margin on the last day of the reporting period.